Loans and Borrowings - Schedule of Principal and Interest Payable Outstanding Amounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about borrowings [line items]
Senior Note embedded derivative	€ 28,638	€ 28,638
Less: amortization under the effective interest method	(24,160)	(23,361)
Non-current liabilities	1,128,010	1,169,965
Current liabilities	€ 17,133	24,670
New Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
New Term Loan Current | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2026
USD Term Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 375,000	375,000
USD Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Non-current liabilities, gross	98,641	152,883
Current liabilities	€ 5,090	7,890
Vendor Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 217,408	208,305
Senior Notes | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 428,500	428,500
Term Loan interest payable
Disclosure of detailed information about borrowings [line items]
Non-current liabilities, gross	1,123,532	1,164,688
Term Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	2,242	3,591
Term Loan interest payable | USD
Disclosure of detailed information about borrowings [line items]
Current liabilities	428
Vendor Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Non-current liabilities, gross	3,983
Current liabilities	0	3,816
Senior Notes interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	€ 9,373	€ 9,373